UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-02278

 Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, N.Y. 10036
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/12 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management
	7 Times Square 21st Floor	S E M I – A N N U A L R E P O R T
	New York, NY 10036-6524	J u n e 3 0 , 2 0 1 2
DISTRIBUTOR	EULAV Securities LLC
7 Times Square 21st Floor
	New York, NY 10036-6524	Value Line Premier Growth Fund, Inc.
CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110
SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729
INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
DIRECTORS	Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort
OFFICERS	Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00086629

Value Line Premier Growth Fund, Inc.

To Our Value Line Premier

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the six months ended June 30, 2012. We encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

The Value Line Premier Growth Fund, Inc. (the “Fund”) earned a total return of 9.48% for the six-month period, after fees and expenses, versus a total return of 9.49% for the benchmark Standard & Poor’s 500 Stock Index.(1) Returns were helped by good stock selection in the Healthcare sector and an underweighting in the weak Energy sector. Offsetting this was a rebound in the previously weak Financial Services sector, where the Fund remains underweighted.

Your Fund has widely outpaced the S&P 500 for the 3, 5, 10 and 15 year periods ending June 30, 2012. For the three-year period, the Fund earned an average annual total return of 19.18% versus 16.40% for the S&P 500; for five years, 2.89% versus 0.22% for the S&P 500; and for ten years, 8.13% versus 5.33% for the S&P 500. For the 15-year period, which has been entirely under the same portfolio manager, the Fund’s average annual total return was 9.66%, versus 4.77% for the S&P 500. For the one year period the Fund earned an annual return of 3.09% versus 5.45% for the S&P 500. Lipper Inc.,(2) the independent mutual fund advisory service, awards its top Lipper Leader rating of 5 to the Fund for Consistent Return (3 years 412 funds; 5 years 359; 10 years 242; Overall 412), and Preservation ( 3 years 10,175 funds; 5 years 8,412; 10 years 4,933; Overall 10,175), versus its peers in the Multi-Cap Growth category as of June 30, 2012. For Total Return, the Fund received a Lipper Leader rating of 5 for 3 years and Overall (415 funds) and a 4 for 5 years (362 funds) and 10 years (245). Morningstar,(3) another independent mutual fund advisory service, gives your Fund a 4-Star rating in the Mid-Cap Growth category for the 3 years (678 funds), 5 years (598), 10 years (430) and Overall (678) periods. Morningstar also gives the Fund a Return rating of Above Average and Risk rating of Below Average for those same time periods, an enviable combination.

Our disciplined investment strategy has served the Fund well. First and foremost, we invest in high-quality companies with proven records of success, demonstrated by superior earnings performance and superior stock performance relative to competition over the past five to ten years. This is a portfolio of growth stocks. Second, we closely monitor quarterly earnings reports and relative stock price momentum of the Fund’s holdings for any signs of sub-par performance. With about 240 stocks in the portfolio, we do not become attached to any single holding and do not hesitate to sell laggards, replacing them with stocks showing superior momentum. This discipline is key to your Fund’s long-term success. Yet annual portfolio turnover has averaged a moderate 18% over the past five years, limiting trading expenses.

Controlling risk is of major importance to us. We achieve this through maintaining a widely diversified portfolio of high-quality companies, containing representatives from nearly every industry. Only 13% of the Fund’s assets are invested in the Fund’s ten largest holdings, as of June 30th. We invest across the entire range of company size, too. Current holdings are about 40% large-cap stocks, 40% mid-cap and 20% small-cap.

We believe our time-tested investment discipline will continue to serve the Fund well. Thank you for your confidence in us.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Stephen E. Grant
Stephen E. Grant, Portfolio Manager

Value Line Premier Growth Fund, Inc.

Growth Fund Shareholders

Past performance does not guarantee future results. Investment return and principal value of an investment can fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and that current performance may be lower or higher than the performance data quoted. Investors should carefully consider the investment objectives, risks, charges and expense of a fund. This and other important information about a fund is contained in the fund’s prospectus. A copy of our funds’ prospectus can be obtained by going to our website at www.vlfunds.com or calling 800.243-2729.

(1)
The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

(2)
Lipper Leader ratings for Total Return reflect funds’ historical total return performance relative to peers. Ratings for Total Return are computed for all Lipper classifications with five or more distinct portfolios and span both equity and fixed-income funds (e.g., large-cap core, general U.S. Treasury, etc.). Leader ratings for Consistent Return reflect funds’ historic returns, adjusted for volatility, relative to peers. Ratings for Consistent Return are computed for all Lipper classifications with five or more distinct portfolios and span both equity and fixed-income funds (e.g., large-cap core, general U.S. Treasury, etc.). Leader ratings for Preservation reflect funds’ historical loss avoidance relative to other funds within the same asset class. Scores for Preservation are computed from three broad asset classes — equity funds, mixed-equity funds, and fixed-income (bond) funds. The ratings are subject to change every month and are calculated for the following time periods: 3-year, 5-year, 10-year, and overall. The overall calculation is based on an equal-weighted average of percentile ranks for metrics over 3-year, 5-year, and 10-year periods (if applicable). The highest 20% of funds in each classification are named Lipper Leaders for Total Return. The next 20% receive a rating of 4; the middle 20% are rated 3; the next 20% are rated 2, and the lowest 20% are rated 1.

(3)
The Morningstar Rating™ for funds methodology rates funds based on an enhanced Morningstar Risk-Adjusted Return measure, which also accounts for the effects of all sales charges, loads, or redemption fees. Funds are ranked by their Morningstar Risk-Adjusted Return scores and stars are assigned using the following scale: 5 stars for top 10%; 4 stars next 22.5%; 3 stars next 35%; 2 stars next 22.5%; 1 star for bottom 10%. Funds are rated for up to three periods: the trailing three-, five-, and 10-years. For a fund that does not change categories during the evaluation period, the overall rating is calculated using the following weights: At least 3 years, but less than 5 years uses 100% three-year rating. At least 5 years but less than 10 years uses 60% five-year rating / 40% three-year rating. At least 10 years uses 50% ten-year rating / 30% five-year rating / 20% three-year rating.

Value Line Premier Growth Fund, Inc.

To Our Value Line Premier Growth Fund Shareholders
Economic Highlights (unaudited)

The first half of 2012 saw a robust U.S. stock market, with the S&P 500 returning 9.49% for the period. The strength of the market was evident despite some strong headwinds, including a weakening outlook for global economic growth. Several members of the European Union continued to face a serious debt crisis including Greece, Portugal, Italy, and Spain. Tough austerity measures have been implemented but it is still unclear as to the timetable for the resolution of the debt crisis most severely affecting southern Europe.

At home, GDP grew 2.0% for the first quarter of the year, slowing to 1.5% for the second quarter. A sluggish labor market remains the primary stumbling block for the U.S. economy which seems to be in the summer doldrums. Employment growth averaged 75,000 per month in the second quarter, down from a monthly average of 226,000 in the first quarter. The higher jobs number of the first quarter did allow for a modest improvement in the overall unemployment rate, dropping from 8.5% at year-end 2011 to 8.2% on June 30, 2012.

Weakness in overall job creation has led to a decline in consumer confidence in 5 of the last 6 months. However, despite this decline in consumer confidence, consumers have reported no plans to slash their spending, although spending dropped slightly in May, the first drop in 11 months. It is critical that consumers continue to spend as they account for 70% of economic activity. Falling prices at the pump may continue to provide spending support for this critical component of economic growth.

In addition to lower gas prices, the housing market has been a bit of a bright spot for the consumer, albeit in selective areas of the country. There have been recent signs of recovery including sales of new single family homes in May that were at its highest level in more than two years. May’s much bigger than expected increase also reduced the supply of newly built houses to its lowest point since before the housing crisis. While homebuilding is unlikely to take off until the unemployment rate recedes, the reduced supply of homes may pave the way for some firming of housing prices.

U.S. Treasury bond prices also defied those investors expecting a weakened performance from the U.S. government’s loss of it AAA rating last year from the Standard and Poor’s rating agency. The other major rating agencies, Moody’s and Fitch, maintained their AAA ratings for U.S. government debt. Many investors were drawn to the relative safety of U.S. Treasury bonds amidst the uncertainty of world economic events. While the 10-year U.S. Treasury bond hovered around a 2% yield in the first quarter, it had touched a 1.5% yield by June.

Value Line Premier Growth Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/12	Ending account value 6/30/12	Expenses paid during period 1/1/12 thru 6/30/12*
Actual	$1,000.00	$1,094.90	$6.30
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.07

*
Expenses are equal to the Fund’s annualized expense ratio of 1.21% multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Premier Growth Fund, Inc.

Portfolio Highlights at June 30, 2012 (unaudited)

Ten Largest Holdings

Issue	Shares	Value	Percentage of Net Assets
Alexion Pharmaceuticals, Inc.	72,000	$7,149,600	2.2%
MasterCard, Inc. Class A	11,800	$5,075,298	1.6%
Companhia de Bebidas das Americas ADR	130,000	$4,982,900	1.5%
Intuitive Surgical, Inc.	7,000	$3,876,530	1.2%
ANSYS, Inc.	60,000	$3,786,600	1.2%
Salesforce.com, Inc.	27,000	$3,733,020	1.1%
Roper Industries, Inc.	36,000	$3,548,880	1.1%
Praxair, Inc.	31,000	$3,370,630	1.0%
Stericycle, Inc.	36,600	$3,355,122	1.0%
Priceline.com, Inc.	5,000	$3,322,600	1.0%

Asset Allocation – Percentage of Total Net Assets

Sector Weightings – Percentage of Total Investment Securities

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

COMMON STOCKS (99.7%)
	CONSUMER DISCRETIONARY (13.7%)
8,400	AutoZone, Inc. *	$3,084,228
24,000	Bed Bath & Beyond, Inc. *	1,483,200
28,000	BorgWarner, Inc. * (1)	1,836,520
37,000	Brinker International, Inc.	1,179,190
10,500	Buckle, Inc. (The) (1)	415,485
5,000	Chipotle Mexican Grill,
	Inc. *	1,899,750
14,000	Coach, Inc.	818,720
27,200	Ctrip.com International Ltd.
	ADR * (1)	455,872
37,000	Darden Restaurants, Inc.	1,873,310
16,000	Deckers Outdoor Corp. * (1)	704,160
30,000	Dick’s Sporting Goods, Inc.	1,440,000
34,000	Domino’s Pizza, Inc.	1,050,940
10,000	Fossil, Inc. *	765,400
16,000	Genuine Parts Co.	964,000
15,200	Gildan Activewear, Inc.	418,304
27,000	HSN, Inc.	1,089,450
27,000	Johnson Controls, Inc.	748,170
17,000	Life Time Fitness, Inc. *	790,670
56,000	LKQ Corp. *	1,870,400
24,000	McDonald’s Corp.	2,124,720
7,000	Monro Muffler Brake, Inc.	232,680
8,000	NIKE, Inc. Class B	702,240
18,000	O’Reilly Automotive, Inc. *	1,507,860
13,000	Penn National Gaming, Inc. *	579,670
5,000	Priceline.com, Inc. *	3,322,600
20,000	PVH Corp.	1,555,800
27,000	Signet Jewelers Ltd.	1,188,270
25,000	Starbucks Corp.	1,333,000
68,600	TJX Companies, Inc. (The)	2,944,998
6,000	Ulta Salon, Cosmetics &
	Fragrance, Inc.	560,280
10,000	Under Armour, Inc.
	Class A * (1)	944,800
21,000	Vitamin Shoppe, Inc. * (1)	1,153,530
26,500	Warnaco Group, Inc. (The) *	1,128,370
6,000	Wynn Resorts Ltd.	622,320
34,000	Yum! Brands, Inc.	2,190,280
		44,979,187

Shares		Value

	CONSUMER STAPLES (9.3%)
68,000	BRF - Brasil Foods S.A.
	ADR (1)	$1,032,920
17,000	British American Tobacco
	PLC ADR	1,736,040
14,200	Brown-Forman Corp.
	Class B	1,375,270
20,000	Bunge Ltd.	1,254,800
48,400	Church & Dwight Co., Inc.	2,684,748
16,800	Coca-Cola Femsa, S.A.B. de
	C.V. ADR (1)	2,198,784
130,000	Companhia de Bebidas das
	Americas ADR	4,982,900
14,000	Costco Wholesale Corp.	1,330,000
21,000	Energizer Holdings, Inc. *	1,580,250
59,875	Flowers Foods, Inc.	1,390,896
20,000	Fomento Economico Mexicano
	S.A.B. de C.V. ADR	1,785,000
26,000	General Mills, Inc.	1,002,040
43,000	Green Mountain Coffee
	Roasters, Inc. * (1)	936,540
32,000	Harris Teeter Supermarkets,
	Inc.	1,311,680
15,000	Herbalife Ltd.	724,950
40,000	Hormel Foods Corp.	1,216,800
24,000	PepsiCo, Inc.	1,695,840
22,000	Reynolds American, Inc.	987,140
4,000	TreeHouse Foods, Inc. *	249,160
9,000	Whole Foods Market, Inc.	857,880
		30,333,638

	ENERGY (4.3%)
8,600	CNOOC Ltd. ADR (1)	1,730,750
13,000	Concho Resources, Inc. *	1,106,560
19,600	Core Laboratories N.V.	2,271,640
12,000	Devon Energy Corp.	695,880
17,000	Enbridge, Inc.	678,640
20,000	EQT Corp.	1,072,600
70,000	FMC Technologies, Inc. *	2,746,100
15,000	Noble Energy, Inc.	1,272,300
22,000	Tenaris S.A. ADR (1)	769,340
26,000	TransCanada Corp. (1)	1,089,400
24,000	Ultrapar Participacoes S.A.
	ADR (1)	544,320
5,000	World Fuel Services Corp.	190,150
		14,167,680

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

June 30, 2012

Shares		Value
	FINANCIALS (10.9%)
19,000	Affiliated Managers Group,
	Inc. *	$2,079,550
20,600	AFLAC, Inc.	877,354
36,000	American Tower Corp. REIT	2,516,760
45,000	Arch Capital Group Ltd. *	1,786,050
9,490	AvalonBay Communities,
	Inc. REIT	1,342,645
8,152	Banco de Chile ADR (1)	688,814
35,000	Bancolombia S.A. ADR (1)	2,164,400
13,300	Bank of Montreal	734,958
22,100	Bank of Nova Scotia	1,144,559
10,700	BlackRock, Inc.	1,817,074
16,000	BRE Properties, Inc. REIT	800,320
11,400	Camden Property Trust REIT	771,438
8,200	Canadian Imperial Bank of
	Commerce (1)	576,788
27,000	Digital Realty Trust, Inc.
	REIT (1)	2,026,890
3,000	Eaton Vance Corp. (1)	80,850
11,600	Equity Lifestyle Properties,
	Inc. REIT	800,052
9,400	Essex Property Trust,
	Inc. REIT	1,446,848
17,000	HCP, Inc. REIT	750,550
75,500	HDFC Bank Ltd. ADR	2,461,300
16,000	ICICI Bank Ltd. ADR	518,560
71,376	Itau Unibanco Holding S.A.
	ADR	993,554
20,000	Leucadia National Corp.	425,400
9,000	M&T Bank Corp.	743,130
10,000	PartnerRe Ltd.	756,700
9,000	Portfolio Recovery Associates,
	Inc. *	821,340
15,000	ProAssurance Corp.	1,336,350
26,000	Royal Bank of Canada	1,331,720
18,000	Stifel Financial Corp. *	556,200
21,000	T. Rowe Price Group, Inc.	1,322,160
8,000	Taubman Centers, Inc. REIT	617,280
7,400	Toronto-Dominion Bank (The)	578,902
30,000	Wells Fargo & Co.	1,003,200
		35,871,696

Shares		Value
	HEALTH CARE (14.4%)
72,000	Alexion Pharmaceuticals,
	Inc. *	$7,149,600
17,200	Allergan, Inc.	1,592,204
16,000	Bayer AG ADR (1)	1,143,360
14,500	Becton, Dickinson & Co.	1,083,875
2,800	Bio-Rad Laboratories, Inc.
	Class A *	280,028
14,800	Bio-Reference Laboratories,
	Inc. * (1)	388,944
11,000	C.R. Bard, Inc.	1,181,840
31,000	Cerner Corp. *	2,562,460
2,000	Computer Programs & Systems,
	Inc.	114,440
6,000	DaVita, Inc. *	589,260
4,000	DENTSPLY International,
	Inc.	151,240
26,000	Edwards Lifesciences Corp. *	2,685,800
19,000	Endo Health Solutions, Inc. *	588,620
46,000	Express Scripts Holding
	Co. *	2,568,180
20,900	Fresenius Medical Care
	AG & Co. KGaA ADR	1,475,331
38,800	Henry Schein, Inc. *	3,045,412
52,000	HMS Holdings Corp. *	1,732,120
24,000	IDEXX Laboratories, Inc. *	2,307,120
28,000	Impax Laboratories, Inc. *	567,560
7,000	Intuitive Surgical, Inc. *	3,876,530
13,400	Mettler-Toledo International,
	Inc. *	2,088,390
3,100	MWI Veterinary Supply,
	Inc. *	318,587
17,800	Novo Nordisk A/S ADR	2,587,052
28,500	Owens & Minor, Inc.	872,955
28,000	SXC Health Solutions
	Corp. *	2,777,880
3,700	Techne Corp.	274,540
23,000	Teva Pharmaceutical Industries
	Ltd. ADR	907,120
17,000	Thermo Fisher Scientific,
	Inc.	882,470
15,000	Universal Health Services, Inc.
	Class B	647,400
22,000	Volcano Corp. *	630,300
		47,070,618

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	INDUSTRIALS (22.8%)
85,000	ABB Ltd. ADR	$1,387,200
24,300	Acuity Brands, Inc.	1,237,113
64,500	AMETEK, Inc.	3,219,195
20,600	AZZ, Inc.	1,261,956
25,000	BE Aerospace, Inc. *	1,091,500
15,000	C.H. Robinson Worldwide, Inc.	877,950
22,900	Canadian National Railway Co.	1,932,302
11,800	Chart Industries, Inc. *	811,368
24,000	Chicago Bridge & Iron Co.
	N.V.	911,040
35,000	CLARCOR, Inc.	1,685,600
10,000	Clean Harbors, Inc. *	564,200
49,000	Danaher Corp.	2,551,920
56,000	Donaldson Co., Inc.	1,868,720
35,200	Eaton Corp.	1,394,976
41,000	EnerSys *	1,437,870
18,000	Esterline Technologies
	Corp. *	1,122,300
12,000	Fastenal Co.	483,720
10,000	FedEx Corp.	916,100
3,000	Flowserve Corp.	344,250
11,000	Fluor Corp.	542,740
6,000	Graco, Inc.	276,480
23,250	HEICO Corp. (1)	918,840
33,850	IDEX Corp.	1,319,473
17,600	IHS, Inc. Class A *	1,896,048
20,000	Iron Mountain, Inc.	659,200
33,000	J.B. Hunt Transport Services,
	Inc.	1,966,800
21,000	Kansas City Southern	1,460,760
28,800	Kirby Corp. *	1,355,904
5,000	L-3 Communications Holdings,
	Inc.	370,050
88,500	Lan Airlines S.A. ADR	2,309,850
26,000	Lincoln Electric Holdings,
	Inc.	1,138,540
20,000	Norfolk Southern Corp.	1,435,400
34,000	Parker Hannifin Corp.	2,613,920
17,800	Precision Castparts Corp.	2,927,922
5,000	Regal-Beloit Corp.	311,300
43,500	Republic Services, Inc.	1,151,010
11,000	Rockwell Collins, Inc.	542,850
54,000	Rollins, Inc.	1,207,980
36,000	Roper Industries, Inc.	3,548,880
50,700	Rush Enterprises, Inc.
	Class A *	828,945

Shares		Value
36,600	Stericycle, Inc. *	$3,355,122
10,000	Teledyne Technologies, Inc. *	616,500
33,000	Toro Co. (The)	2,418,570
16,700	Towers Watson & Co.
	Class A	1,000,330
15,000	TransDigm Group, Inc. *	2,014,500
17,000	Union Pacific Corp.	2,028,270
22,000	United Technologies Corp.	1,661,660
6,700	Valmont Industries, Inc.	810,499
8,000	Verisk Analytics, Inc.
	Class A *	394,080
11,600	W.W. Grainger, Inc.	2,218,384
16,000	Wabtec Corp.	1,248,160
66,200	Waste Connections, Inc.	1,980,704
24,000	Woodward Inc.	946,560
		74,575,511

	INFORMATION TECHNOLOGY (12.0%)
23,000	Accenture PLC Class A	1,382,070
19,400	Alliance Data Systems
	Corp. * (1)	2,619,000
30,800	Amphenol Corp. Class A	1,691,536
18,700	Anixter International, Inc.	992,035
60,000	ANSYS, Inc. *	3,786,600
40,000	Ariba, Inc. *	1,790,400
12,000	Avago Technologies Ltd.	430,800
21,000	Canon, Inc. ADR	838,740
26,000	Check Point Software
	Technologies Ltd. *	1,289,340
42,000	Cognizant Technology Solutions
	Corp. Class A *	2,520,000
2,000	CommVault Systems, Inc. *	99,140
16,000	Equinix, Inc. *	2,810,400
36,000	Informatica Corp. *	1,524,960
11,800	MasterCard, Inc. Class A	5,075,298
37,200	MICROS Systems, Inc. *	1,904,640
12,000	Netgear, Inc. *	414,120
38,000	Rackspace Hosting, Inc. *	1,669,720
27,000	Salesforce.com, Inc. *	3,733,020
9,800	Solera Holdings, Inc.	409,542
7,000	TIBCO Software, Inc. *	209,440
28,000	Trimble Navigation Ltd. *	1,288,280
16,000	VeriFone Systems, Inc. *	529,440
13,000	VMware, Inc. Class A *	1,183,520
20,300	Wright Express Corp. *	1,252,916
		39,444,957

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

June 30, 2012

Shares		Value

	MATERIALS (7.8%)
16,000	Agrium, Inc.	$1,415,520
15,000	Air Products & Chemicals,
	Inc.	1,210,950
20,000	Albemarle Corp.	1,192,800
30,700	AptarGroup, Inc.	1,567,235
20,000	Ball Corp.	821,000
14,000	BASF SE ADR	971,600
4,000	CF Industries Holdings, Inc.	774,960
4,000	Compass Minerals International,
	Inc.	305,120
18,000	Crown Holdings, Inc. *	620,820
20,000	Cytec Industries, Inc.	1,172,800
18,000	Ecolab, Inc.	1,233,540
16,000	FMC Corp.	855,680
10,500	Greif, Inc. Class A	430,500
3,000	LSB Industries, Inc. *	92,730
9,000	NewMarket Corp.	1,949,400
31,000	Praxair, Inc.	3,370,630
24,000	Rockwood Holdings, Inc.	1,064,400
20,200	Scotts Miracle-Gro Co. (The)
	Class A (1)	830,624
8,000	Sherwin-Williams Co. (The)	1,058,800
30,000	Sigma-Aldrich Corp.	2,217,900
12,800	Syngenta AG ADR	876,032
32,000	Valspar Corp. (The)	1,679,680
		25,712,721

	TELECOMMUNICATION SERVICES (1.7%)
4,000	AboveNet, Inc. *	336,000
40,000	Crown Castle International
	Corp. *	2,346,400
9,000	Rogers Communications, Inc.
	Class B	325,890
43,000	SBA Communications Corp.
	Class A *	2,453,150
		5,461,440

	UTILITIES (2.8%)
18,000	AGL Resources, Inc.	697,500
27,600	Cia de Saneamento Basico do
	Estado de Sao Paulo ADR	2,093,736
25,000	CPFL Energia S.A. ADR	624,750
20,000	ITC Holdings Corp.	1,378,200
32,000	ONEOK, Inc.	1,353,920
48,000	Questar Corp.	1,001,280

Shares		Value
14,000	Sempra Energy	$964,320
26,800	Wisconsin Energy Corp.	1,060,476
		9,174,182
	TOTAL COMMON STOCKS
	(Cost $190,130,661)
	(99.7%)	326,791,630

COLLATERAL FOR SECURITIES ON LOAN (5.6%)
18,381,199	Value Line Funds
	Collateral Account	18,381,199
	TOTAL COLLATERAL
	FOR SECURITIES
	ON LOAN
	(Cost $18,381,199)
	(5.6%)	18,381,199
	TOTAL INVESTMENT
	SECURITIES (105.3%)
	(Cost $208,511,860)	345,172,829

EXCESS OF LIABILITIES OVER CASH
AND OTHER ASSETS (–5.3%)		(17,452,340)
NET ASSETS (100%)		$327,720,489
NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER
OUTSTANDING SHARE
($327,720,489 ÷ 11,303,492
shares outstanding)		$28.99

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2012, the market value of the securities on loan was $18,519,545.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Statement of Assets and Liabilities at June 30, 2012(unaudited)

Assets:
Investment securities, at value
(Cost - $208,511,860) (securities
on loan, at value, $18,519,545)	$345,172,829
Cash	520,895
Receivable for securities sold	725,007
Interest and dividends receivable	520,631
Receivable for capital shares sold	414,342
Receivable for securities lending
income	56,357
Prepaid expenses	34,236

Total Assets	347,444,297

Liabilities:
Payable upon return of collateral for
securities on loan	18,381,199
Payable for capital shares redeemed	1,005,271
Accrued expenses:
Advisory fee	189,853
Service and distribution plan fees	63,284
Other	84,201

Total Liabilities	19,723,808
Net Assets	$327,720,489

Net assets consist of:
Capital stock, at $1.00 par value
(authorized 100,000,000,
outstanding 11,303,492 shares)	$11,303,492
Additional paid-in capital	165,909,596
Undistributed net investment income	273,212
Accumulated net realized gain on
investments and foreign currency	13,573,003
Net unrealized appreciation of
investments and foreign currency
translations	136,661,186
Net Assets	$327,720,489

Net Asset Value, Offering and
Redemption Price per Outstanding
Share ($327,720,489 ÷ 11,303,492
shares outstanding)	$28.99

Statement of Operations for the Six Months Ended June 30, 2012 (unaudited)

Investment Income:
Dividends (net of foreign withholding
tax of $87,072)	$2,180,256
Securities lending income	69,626
Interest	6,127
Total Income	2,256,009

Expenses:
Advisory fee	1,218,221
Service and distribution plan fees	406,074
Auditing and legal fees	97,557
Transfer agent fees	83,175
Printing and postage	56,541
Directors’ fees and expenses	32,976
Custodian fees	27,001
Insurance	18,177
Registration and filing fees	17,354
Other	25,704
Total Expenses Before Custody
Credits	1,982,780
Less: Custody Credits	(104)
Net Expenses	1,982,676
Net Investment Income	273,333

Net Realized and Unrealized Gain
on Investments and
Foreign Exchange Transactions:
Net Realized Gain	10,138,087
Change in Net Unrealized
Appreciation/(Depreciation)	18,090,907
Net Realized Gain and Change
in Net Unrealized Appreciation/
(Depreciation) on Investments and
Foreign Exchange Transactions	28,228,994
Net Increase in Net Assets from
Operations	$28,502,327

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended June 30, 2012 (unaudited) and for the Year Ended December 31, 2011

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
Operations:
Net investment income (loss)	$273,333	$(875,224)
Net realized gain on investments and foreign currency	10,138,087	24,860,610
Change in net unrealized appreciation/(depreciation)	18,090,907	(11,072,204)
Net increase in net assets from operations	28,502,327	12,913,182

Distributions to Shareholders:
Net realized gain from investment transactions	—	(16,656,912)

Capital Share Transactions:
Proceeds from sale of shares	36,498,235	40,563,849
Proceeds from reinvestment of distributions to shareholders	—	15,804,377
Cost of shares redeemed	(35,707,711)	(66,025,801)
Net increase/(decrease) in net assets from capital share transactions	790,524	(9,657,575)

Total Increase/(Decrease) in Net Assets	29,292,851	(13,401,305)

Net Assets:
Beginning of period	298,427,638	311,828,943
End of period	$327,720,489	$298,427,638
Undistributed net investment income/(loss), at end of period	$273,212	$(121)

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Value Line Premier Growth Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of U.S. equity securities with favorable growth potential.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 — Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$326,791,630	$0	$0	$326,791,630
Collateral for Securities on Loan	0	18,381,199	0	18,381,199
Total Investments in Securities	$326,791,630	$18,381,199	$0	$345,172,829

Value Line Premier Growth Fund, Inc.

June 30, 2012

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the six months ended June 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the six months ended June 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements at June 30, 2012.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements (unaudited)

Management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (fiscal years ended December 31, 2008 through December 31, 2011), and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid.

Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Accounting for Real Estate Investment Trusts: The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Value Line Premier Growth Fund, Inc.

June 30, 2012

(J) Securities Lending: Under an agreement with State Street Bank & Trust (“State Street”), the Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board of Directors. By lending its investment securities, the Fund attempts to increase its net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Fund has the right to use the collateral to offset the losses incurred.

Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Global Advisors, acting in its capacity as securities lending agent (the “Agent”), in The Value Line Funds collateral account. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

As of June 30, 2012, the Fund loaned securities which were collateralized by cash. The value of the securities on loan and the value of the related collateral were as follows:

Value of Securities Loaned	Value of Cash Collateral	Total Collateral (including Calculated Mark)
$18,519,545	$18,381,199	$18,924,972

(K) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2. Capital Share Transactions and Distributions to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
Shares sold	1,274,147	1,409,608
Shares issued to shareholders in reinvestment of dividends and distributions	—	601,156
Shares redeemed	(1,241,918)	(2,367,431)
Net increase/(decrease)	32,229	(365,667)
Distributions per share from net realized gains	$—	$1.5605

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2012 (unaudited)
Purchases:
Investment Securities	$31,314,710
Sales:
Investment Securities	$28,265,985

4. Income Taxes

At June 30, 2012, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$208,511,860
Gross tax unrealized appreciation	$140,804,920
Gross tax unrealized depreciation	(4,143,951)
Net tax unrealized appreciation on investments	$136,660,969

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements (unaudited)

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $1,218,221 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended June 30, 2012. This was computed at an annual rate of 0.75% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2012, fees amounting to $406,074 were paid or payable under the Plan.

For the six months ended June 30, 2012, the Fund’s expenses were reduced by $104 under a custody credit agreement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and directors of the Fund. At June 30, 2012, the officers and directors as a group owned 320 shares, representing less than 1% of the outstanding shares.

Value Line Premier Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	June 30, 2012		Years Ended December 31,
	(unaudited)		2011	2010		2009	2008	2007
Net asset value, beginning of period	$26.48		$26.82	$22.07		$16.69	$29.38	$26.61
Income from investment operations:
Net investment income/(loss)	0.02		(0.08)	(0.01	)(1)	0.02	0.01	0.02
Net gains or (losses) on securities (both realized and unrealized)	2.49		1.30	4.79		5.37	(11.85)	4.80
Total from investment operations	2.51		1.22	4.78		5.39	(11.84)	4.82

Less distributions:
Dividends from net investment income	—		—	(0.03)		(0.01)	—	(0.03)
Distributions from net realized gains	—		(1.56)	—		—	(0.85)	(2.02)
Total distributions	—		(1.56)	(0.03)		(0.01)	(0.85)	(2.05)
Net asset value, end of period	$28.99		$26.48	$26.82		$22.07	$16.69	$29.38

Total return	9.48	%(2)	4.59%	21.66%		32.29%	(40.13)%	18.30%

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$327,720		$298,428	$311,829		$347,938	$312,591	$570,484
Ratio of expenses to average net assets(3)	1.21	%(4)	1.24%	1.23	%(5)	1.22%	1.16%	1.11%
Ratio of net investment income/(loss) to average net assets	0.17	%(4)	(0.28)%	(0.02)%		0.11%	0.03%	0.06%
Portfolio turnover rate	9	%(2)	20%	16%		8%	18%	29%

(1)	Based on average shares outstanding.

(2)	Not annualized.

(3)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets, net of custody credits, would have been unchanged for the periods shown.

(4)	Annualized.

(5)
Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund. The ratio of expenses to average net assets net of the reimbursement by Value Line, Inc. and net of custody credits would have been 1.19% for the year ended December 31, 2010.

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Premier Growth Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 12 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Mitchell E. Appel YOB: 1970	Director	Since 2010
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.
None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931	Director	Since 2000
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935	Director	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None

Value Line Premier Growth Fund, Inc.

Management of the Fund

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939	Director	Since 1983	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949	Director	Since 1996	Senior Financial Adviser, Veritable L.P. (Investment Adviser).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954	Director (Chairman of Board since 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).	None
Officers
Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of the Value Line Funds since June 2009; President of Northern Lights Compliance Service, LLC (formerly Fund Compliance Services, LLC (2006 – present)) and Senior Vice President (2004 – 2006) and President and Chief Operations Officer (2003 – 2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square, New York, NY 10036.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Premier Growth Fund, Inc.

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Value Line Premier Growth Fund, Inc.

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Value Line Premier Growth Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in US common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am-5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

 (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 7, 2012